CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Share capital [Member]		Preferred Stock [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016		$ 23			$ 26,569	$ (29)	$ 1	$ (24,704)	$ 1,860
Balance, shares at Dec. 31, 2016	[1]	2,897,314
Stock-based compensation					1				1
Issuance of ordinary shares		$ 2			398				400
Issuance of ordinary shares, shares	[1]	200,803
Shareholders debt conversion into warrants					1,220
Exercise of stock options	[2]
Exercise of stock options, shares	[1]	20,767
Other comprehensive income (loss):
Unrealized gain of available-for-sale marketable securities, net							(1)		(1)
Foreign currency translation adjustments
Net loss								(1,768)	(1,768)
Balance at Dec. 31, 2017		$ 25			28,188	(29)		(26,472)	1,712
Balance, shares at Dec. 31, 2017	[1]	3,118,884
Stock-based compensation					90				90
Issuance of ordinary shares		$ 2			186				188
Issuance of ordinary shares, shares	[1]	175,439
Issuance of preferred shares				$ 10	1,343				1,353
Issuance of preferred shares, shares			[1]	1,315,789
Effect of adoption of new accounting standard								230	230
Other comprehensive income (loss):
Net loss								(1,170)	(1,170)
Balance at Dec. 31, 2018		$ 27		$ 10	29,807	(29)		(27,412)	$ 2,403
Balance, shares at Dec. 31, 2018		3,294,323	[1]	1,315,789					3,294,323
Stock-based compensation					47				$ 47
Issuance of ordinary shares		$ 3			(3)
Issuance of ordinary shares, shares		318,085
Issuance of preferred shares				$ 6	784				790
Issuance of preferred shares, shares				692,983
Other comprehensive income (loss):
Net loss								(135)	(135)
Balance at Dec. 31, 2019		$ 30		$ 16	$ 30,635	$ (29)		$ (27,547)	$ 3,105
Balance, shares at Dec. 31, 2019		3,612,408		2,008,772					3,612,408

[1]	Historical stock information was adjusted to retroactively reflect the one for three Ordinary share reverse split implemented in September 2017.
[2]	Represents an amount less than $1.